Fair Value Measurements - Schedule of Change in Fair Value of Earnout Liability and Derivative Liabilities (Details) - USD ($)		1 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 14, 2024	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Predecessor [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning		$ 320,117				$ 610,381
Gain on revaluation of warrant liability						(290,264)
Balance at ending						320,117
Reclassification of warrant liability to equity	(320,117)	(320,117)				(290,264)
Predecessor [Member] | Level 1 [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning
Gain on revaluation of warrant liability
Balance at ending
Reclassification of warrant liability to equity
Predecessor [Member] | Level 2 [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning
Gain on revaluation of warrant liability
Balance at ending
Reclassification of warrant liability to equity
Predecessor [Member] | Level 3 [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning		320,117				610,381
Gain on revaluation of warrant liability						(290,264)
Balance at ending						$ 320,117
Reclassification of warrant liability to equity		(320,117)
Successor [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning
Balance at ending
Earnout liability (Successor):
Balance at beginning	4,900,000		4,900,000	20,000	4,900,000
Gain on revaluation of earnout liability			(4,870,000)		(4,880,000)
Balance at ending		4,900,000	30,000	20,000	20,000
Successor [Member] | Level 1 [Member]
Earnout liability (Successor):
Balance at beginning
Gain on revaluation of earnout liability
Balance at ending
Successor [Member] | Level 2 [Member]
Earnout liability (Successor):
Balance at beginning
Gain on revaluation of earnout liability
Balance at ending
Successor [Member] | Level 3 [Member]
Earnout liability (Successor):
Balance at beginning	$ 4,900,000		$ 4,900,000	$ 20,000	4,900,000
Gain on revaluation of earnout liability					(4,880,000)
Balance at ending		$ 4,900,000			$ 20,000